Parent only financial information - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets
Cash and cash equivalents	$ 158,543	¥ 1,103,747	¥ 443,586
Total current assets	535,783	3,730,020	2,429,293
Non-current assets
Total non-current assets	92,233	642,105	449,991
Total assets	628,016	4,372,125	2,879,284
Current liabilities
Accrued expenses and other payables	48,641	338,626	425,470
Total current liabilities	398,053	2,771,160	1,990,784
Total liabilities	399,764	2,783,070	2,003,430
Mezzanine equity
Total mezzanine equity			2,743,144	¥ 2,357,079	¥ 2,278,046
Deficit
Series A-1 Convertible Preferred Shares			5,513
Additional paid-in capital	700,988	4,880,135	55,052
Accumulated other comprehensive loss	(52,989)	(368,897)	(274,540)
Accumulated deficit	(419,747)	(2,922,184)	(1,653,315)
Total (deficit) equity	228,252	1,589,055	(1,867,290)
Total liabilities, mezzanine equity and (deficit) equity	$ 628,016	4,372,125	2,879,284
Reportable Legal Entities | Parent Company
Current assets
Cash and cash equivalents		431,029	36
Total current assets		431,029	36
Non-current assets
Investments in and amounts due from subsidiaries, the VIE and VIE's subsidiaries		2,145,325	1,197,490
Total non-current assets		2,145,325	1,197,490
Total assets		2,576,354	1,197,526
Current liabilities
Accrued expenses and other payables		29,202	20,590
Total current liabilities		29,202	20,590
Total liabilities		29,202	20,590
Mezzanine equity
Total mezzanine equity		0	2,743,144
Deficit
Ordinary shares		0
Additional paid-in capital		4,880,135	55,052
Accumulated other comprehensive loss		(368,897)	(274,540)
Accumulated deficit		(1,964,087)	(1,352,233)
Total (deficit) equity		2,547,152	(1,566,208)
Total liabilities, mezzanine equity and (deficit) equity		2,576,354	1,197,526
Series A-2 Redeemable Convertible Preferred Shares
Mezzanine equity
Total mezzanine equity			102,743	89,814	88,300
Series A-2 Redeemable Convertible Preferred Shares | Reportable Legal Entities | Parent Company
Mezzanine equity
Total mezzanine equity		0	102,743
Series B Redeemable Convertible Preferred Shares
Mezzanine equity
Total mezzanine equity			446,889	390,651	384,068
Series B Redeemable Convertible Preferred Shares | Reportable Legal Entities | Parent Company
Mezzanine equity
Total mezzanine equity		0	446,889
Series C Redeemable Convertible Preferred Shares
Mezzanine equity
Total mezzanine equity			2,193,512	¥ 1,876,614	¥ 1,805,678
Series C Redeemable Convertible Preferred Shares | Reportable Legal Entities | Parent Company
Mezzanine equity
Total mezzanine equity		0	2,193,512
Series A-1 Convertible Preferred Shares | Reportable Legal Entities | Parent Company
Deficit
Series A-1 Convertible Preferred Shares		0	¥ 5,513
Class A ordinary shares
Deficit
Ordinary shares		1
Total (deficit) equity		1
Class A ordinary shares | Reportable Legal Entities | Parent Company
Deficit
Ordinary shares		1
Class B Ordinary shares | Reportable Legal Entities | Parent Company
Deficit
Ordinary shares		¥ 0